Long-Term Investments - Schedule of Long-Term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Aug. 31, 2016 CNY (¥)
Schedule Of Investments [Line Items]
Cost method investments	¥ 750		¥ 7,750
Available-for-sale investments	20,486		1,004
Total	85,238	$ 13,101	78,057
Huaying Fund
Schedule Of Investments [Line Items]
Equity method investments:	55,905		50,000	¥ 50,000
Other Equity Method Investments
Schedule Of Investments [Line Items]
Equity method investments:	¥ 8,097		¥ 19,303